Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Power Integrations, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23441
Entity Tax Identification Number	94-3065014
Entity Address, Address Line One	5245 Hellyer Avenue
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138-1002
City Area Code	408
Local Phone Number	414-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	POWI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000833640